Inventories	12 Months Ended
Oct. 31, 2012
Inventories [Abstract]
Inventories

(3) Inventories

Inventories as of October 31, 2012 and 2011 consist of the following:

	October 31,
	2012	2011

Finished goods	$5,909,892	$5,572,296
Work in process	3,220,423	3,301,168
Raw materials	9,106,277	7,364,043
Production supplies	227,427	259,678
Total	$18,464,019	$16,497,185